Deferred and current taxation - Effective corporation tax rate (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciles the statutory rate of Irish corporation tax to the Company's effective corporation tax rate
Statutory rate of Irish corporation tax on (loss)/profits	(12.50%)	(12.50%)	12.50%
Non-Irish profits and losses subject to other tax rates	(21.30%)	(0.70%)	(9.30%)
Valuation adjustments on deferred tax assets	(11.10%)	4.80%
Other movements	1.00%
Total effective rate of taxation on (loss)/profits	(43.90%)	(8.40%)	3.20%